Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Defiance Enhanced Long Vol ETF
Shareholder Report [Line Items]
Fund Name	Defiance Enhanced Long Vol ETF
Class Name	Defiance Enhanced Long Vol ETF
Trading Symbol	VIXI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Enhanced Long Vol ETF (the "Fund") for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/vixi. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Enhanced Long Vol ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/vixi
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Enhanced Long Vol ETF	$21	1.63%*

The Fund commenced operations August 7, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	1.63%	[1]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations August 7, 2025. Expenses for a full reporting period would be higher than the figures shown.
Net Assets	$ 3,370,000
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 3,457
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Thousands)	$3,370
Number of Holdings	9
Total Advisory Fee	$3,457
Portfolio Turnover Rate	0%

Holdings [Text Block]

Security Type - Investments &
Other Financial Instruments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Top Holdings	(% of total net assets)
United States Treasury Bills	32.6
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $6,325	-5.8
CBOE Volatility Index Future, Expiration 10/22/2025	-2.5
CBOE Volatility Index Future, Expiration 11/19/2025	-1.2
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $6,325	1.1
CBOE Volatility Index Future, Expiration 12/17/2025	-0.2
First American Government Obligations Fund - Class X, 4.05%	0.1

Percentages for futures contracts are based unrealized appreciation (depreciation).

Defiance Leveraged Long + Income AMD ETF
Shareholder Report [Line Items]
Fund Name	Defiance Leveraged Long + Income AMD ETF
Class Name	Defiance Leveraged Long + Income AMD ETF
Trading Symbol	AMDU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Leveraged Long + Income AMD ETF (the "Fund") for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/amdu. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Leveraged Long + Income AMD ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/amdu
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Leveraged Long + Income AMD ETF	$19	1.68%*

The Fund commenced operations August 19, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	1.68%	[2]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations August 19, 2025. Expenses for a full reporting period would be higher than the figures shown.
Net Assets	$ 911,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 1,549
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Thousands)	$911
Number of Holdings	6
Total Advisory Fee	$1,549
Portfolio Turnover Rate	0%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash and Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Top Holdings	(% of total net assets)
Advanced Micro Devices, Inc., Expiration: 10/03/2025; Exercise Price: $120.00	12.5
United States Treasury Bills	8.3
First American Government Obligations Fund - Class X, 4.05%	5.2
Advanced Micro Devices, Inc. Swap; Maturity Date: 09/21/2026	-3.7
Advanced Micro Devices, Inc., Expiration: 10/03/2025; Exercise Price: $162.50	-1.6
Advanced Micro Devices, Inc., Expiration: 10/03/2025; Exercise Price: $175.00	0.1

Percentages for swap contracts are based unrealized appreciation (depreciation).

Defiance Leveraged Long + Income Ethereum ETF
Shareholder Report [Line Items]
Fund Name	Defiance Leveraged Long + Income Ethereum ETF
Class Name	Defiance Leveraged Long + Income Ethereum ETF
Trading Symbol	ETHI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Leveraged Long + Income Ethereum ETF (the "Fund") for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/ethi. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Leveraged Long + Income Ethereum ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/ethi
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Leveraged Long + Income Ethereum ETF	$6	1.56%*
The Fund commenced operations September 17, 2025. Expenses for a full reporting period would be higher than the figures shown.
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	1.56%	[3]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations September 17, 2025. Expenses for a full reporting period would be higher than the figures shown.
Net Assets	$ 2,541,000
Holdings Count | Holdings	7
Advisory Fees Paid, Amount	$ 822
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Thousands)	$2,541
Number of Holdings	7
Total Advisory Fee	$822
Portfolio Turnover Rate	0%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash and Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Top Holdings	(% of total net assets)
United States Treasury Bills	6.4
iShares Ethereum Trust ETF, Expiration: 10/03/2025; Exercise Price: $22.00	5.6
iShares Ethereum Trust ETF, Expiration: 10/03/2025; Exercise Price: $30.50	-4.2
First American Government Obligations Fund - Class X, 4.05%	4.1
iShares Ethereum Trust ETF, Expiration: 10/03/2025; Exercise Price: $32.50	1.1
iShares Ethereum Swap; Maturity Date: 10/20/2026	0.3
iShares Ethereum Swap; Maturity Date: 09/18/2028	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

Defiance Leveraged Long + Income HIMS ETF
Shareholder Report [Line Items]
Fund Name	Defiance Leveraged Long + Income HIMS ETF
Class Name	Defiance Leveraged Long + Income HIMS ETF
Trading Symbol	HIMY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Leveraged Long + Income HIMS ETF (the "Fund") for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/himy. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Leveraged Long + Income HIMS ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/himy
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Leveraged Long + Income HIMS ETF	$22	1.59%*

The Fund commenced operations August 18, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	1.59%	[4]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations August 18, 2025. Expenses for a full reporting period would be higher than the figures shown.
Net Assets	$ 3,728,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 2,665
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Thousands)	$3,728
Number of Holdings	8
Total Advisory Fee	$2,665
Portfolio Turnover Rate	0%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash and Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Top Holdings	(% of total net assets)
Hims & Hers Health, Inc., Expiration: 10/03/2025; Exercise Price: $37.00	12.6
Hims & Hers Health, Inc. Swap; Maturity Date: 09/22/2026	8.0
United States Treasury Bills	7.9
First American Government Obligations Fund - Class X, 4.05%	6.4
Hims & Hers Health, Inc., Expiration: 10/03/2025; Exercise Price: $55.00	-5.1
Hims & Hers Health, Inc. Swap; Maturity Date: 09/08/2028	2.9
Hims & Hers Health, Inc., Expiration: 10/03/2025; Exercise Price: $59.00	1.8
Hims & Hers Health, Inc. Swap; Maturity Date: 09/09/2028	0.6

Percentages for swap contracts are based unrealized appreciation (depreciation).

Defiance Leveraged Long + Income HOOD ETF
Shareholder Report [Line Items]
Fund Name	Defiance Leveraged Long + Income HOOD ETF
Class Name	Defiance Leveraged Long + Income HOOD ETF
Trading Symbol	HOOI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Leveraged Long + Income HOOD ETF (the "Fund") for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/hooi. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Leveraged Long + Income HOOD ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/hooi
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Leveraged Long + Income HOOD ETF	$23	1.63%*

The Fund commenced operations August 18, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	1.63%	[5]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations August 18, 2025. Expenses for a full reporting period would be higher than the figures shown.
Net Assets	$ 1,989,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 1,785
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Thousands)	$1,989
Number of Holdings	8
Total Advisory Fee	$1,785
Portfolio Turnover Rate	0%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash and Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Top Holdings	(% of total net assets)
Robinhood Markets, Inc. Swap; Maturity Date: 09/22/2026	16.0
First American Government Obligations Fund - Class X, 4.05%	11.2
Robinhood Markets, Inc., Expiration: 10/03/2025; Exercise Price: $90.00	10.0
Robinhood Markets, Inc. Swap; Maturity Date: 09/09/2028	6.2
Robinhood Markets, Inc. Swap; Maturity Date: 09/08/2028	6.1
United States Treasury Bills	4.9
Robinhood Markets, Inc., Expiration: 10/03/2025; Exercise Price: $147.00	-1.3
Robinhood Markets, Inc., Expiration: 10/03/2025; Exercise Price: $155.00	0.3

Percentages for swap contracts are based unrealized appreciation (depreciation).

Defiance Leveraged Long + Income MSTR ETF
Shareholder Report [Line Items]
Fund Name	Defiance Leveraged Long + Income MSTR ETF
Class Name	Defiance Leveraged Long + Income MSTR ETF
Trading Symbol	MST
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Leveraged Long + Income MSTR ETF (the "Fund") for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/mst. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Leveraged Long + Income MSTR ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/mst
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Leveraged Long + Income MSTR ETF	$74	2.21%*

The Fund commenced operations May 1, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	2.21%	[6]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations May 1, 2025. Expenses for a full reporting period would be higher than the figures shown.
Net Assets	$ 72,976,000
Holdings Count | Holdings	12
Advisory Fees Paid, Amount	$ 445,720
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Thousands)	$72,976
Number of Holdings	12
Total Advisory Fee	$445,720
Portfolio Turnover Rate	0%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash and Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Top Holdings	(% of total net assets)
Strategy, Inc., Expiration: 10/03/2025; Exercise Price: $200.00	11.7
United States Treasury Bills	8.9
Strategy, Inc. Swap; Maturity Date: 09/26/2028	7.8
First American Government Obligations Fund - Class X, 4.05%	3.6
Strategy, Inc., Expiration: 10/03/2025; Exercise Price: $315.00	-3.4
Strategy, Inc. Swap; Maturity Date: 09/08/2026	1.9
Strategy, Inc. Swap; Maturity Date: 10/06/2026	-0.5
Dreyfus Government Cash Management - Institutional Class, 4.04%	0.5
United States Treasury Note/Bond	0.5
Strategy, Inc., Expiration: 10/03/2025; Exercise Price: $345.00	0.3

Percentages for swap contracts are based unrealized appreciation (depreciation).

Defiance Leveraged Long + Income PLTR ETF
Shareholder Report [Line Items]
Fund Name	Defiance Leveraged Long + Income PLTR ETF
Class Name	Defiance Leveraged Long + Income PLTR ETF
Trading Symbol	PLT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Leveraged Long + Income PLTR ETF (the "Fund") for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/plt. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Leveraged Long + Income PLTR ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/plt
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Leveraged Long + Income PLTR ETF	$19	1.56%*

The Fund commenced operations August 18, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	1.56%	[7]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations August 18, 2025. Expenses for a full reporting period would be higher than the figures shown.
Net Assets	$ 1,506,000
Holdings Count | Holdings	7
Advisory Fees Paid, Amount	$ 1,685
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Thousands)	$1,506
Number of Holdings	7
Total Advisory Fee	$1,685
Portfolio Turnover Rate	0%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash and Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Top Holdings	(% of total net assets)
United States Treasury Bills	6.4
Palantir Technologies, Inc., Expiration 10/03/2025; Exercise Price: $130.00	5.9
Palantir Technologies, Inc. Swap; Maturity Date: 09/08/2028	4.3
Palantir Technologies, Inc. Swap; Maturity Date: 09/22/2026	4.1
First American Government Obligations Fund - Class X, 4.05%	3.5
Palantir Technologies, Inc., Expiration 10/03/2025; Exercise Price: $180.00	-2.7
Palantir Technologies, Inc., Expiration 10/03/2025; Exercise Price: $190.00	0.6

Percentages for swap contracts are based unrealized appreciation (depreciation).

Defiance Leveraged Long + Income SMCI ETF
Shareholder Report [Line Items]
Fund Name	Defiance Leveraged Long + Income SMCI ETF
Class Name	Defiance Leveraged Long + Income SMCI ETF
Trading Symbol	SMCC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Leveraged Long + Income SMCI ETF (the "Fund") for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/smcc. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Leveraged Long + Income SMCI ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/smcc
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Leveraged Long + Income SMCI ETF	$29	2.20%*

The Fund commenced operations August 19, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	2.20%	[8]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations August 19, 2025. Expenses for a full reporting period would be higher than the figures shown.
Net Assets	$ 1,698,000
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 2,219
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Thousands)	$1,698
Number of Holdings	9
Total Advisory Fee	$2,219
Portfolio Turnover Rate	0%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash and Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Top Holdings	(% of total net assets)
Super Micro Computer Inc., Expiration: 10/03/2025; Exercise Price: $32.00	19.8
United States Treasury Bills	19.8
First American Government Obligations Fund - Class X, 4.05%	10.6
Super Micro Computer, Inc. Swap; Maturity Date: 09/21/2026	9.5
Super Micro Computer Inc., Expiration: 10/03/2025; Exercise Price: $50.00	-1.0
Super Micro Computer, Inc. Swap; Maturity Date: 09/09/2028	0.9
Super Micro Computer Inc., Expiration: 10/03/2025; Exercise Price: $54.00	0.1

Percentages for swap contracts are based unrealized appreciation (depreciation).

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[2]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[3]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[4]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[5]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[6]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[7]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[8]	Costs paid as a percentage of a $10,000 investment is an annualized figure.